Fair Value Measurement - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Securities available for sale	$ 318,910	$ 356,345
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets:
Cash and due from banks	37,229	31,563
Interest-earning deposits	18,619	5,613
Securities available for sale
Federal Home Loan Bank stock
Loans receivable
Accrued interest receivable
Bank owned life insurance
Financial liabilities:
Deposits
Advances from borrowers for taxes and insurance
Advances from Federal Home Loan Bank
Repurchase agreements
Subordinated debentures
Off-balance-sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Cash and due from banks
Interest-earning deposits
Securities available for sale	317,421	354,856
Federal Home Loan Bank stock	4,428	4,428
Loans receivable
Accrued interest receivable	5,233	5,398
Bank owned life insurance	9,677	9,323
Financial liabilities:
Deposits	763,605	756,426
Advances from borrowers for taxes and insurance	521	396
Advances from Federal Home Loan Bank	51,010	49,293
Repurchase agreements	53,712	44,779
Subordinated debentures
Off-balance-sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	750	1,126
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Cash and due from banks
Interest-earning deposits
Securities available for sale	1,489	1,489
Federal Home Loan Bank stock
Loans receivable	546,319	532,040
Accrued interest receivable
Bank owned life insurance
Financial liabilities:
Deposits
Advances from borrowers for taxes and insurance
Advances from Federal Home Loan Bank
Repurchase agreements
Subordinated debentures	10,099	10,092
Off-balance-sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap
Carrying Amount [Member]
Financial Assets:
Cash and due from banks	37,229	31,563
Interest-earning deposits	18,619	5,613
Securities available for sale	318,910	356,345
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	543,632	524,985
Accrued interest receivable	5,233	5,398
Bank owned life insurance	9,677	9,323
Financial liabilities:
Deposits	762,997	759,865
Advances from borrowers for taxes and insurance	521	396
Advances from Federal Home Loan Bank	46,780	43,741
Repurchase agreements	52,759	43,508
Subordinated debentures	10,310	10,310
Off-balance-sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	750	1,126
Estimated Fair Value [Member]
Financial Assets:
Cash and due from banks	37,229	31,563
Interest-earning deposits	18,619	5,613
Securities available for sale	318,910	356,345
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	546,319	532,040
Accrued interest receivable	5,233	5,398
Bank owned life insurance	9,677	9,323
Financial liabilities:
Deposits	763,605	756,426
Advances from borrowers for taxes and insurance	521	396
Advances from Federal Home Loan Bank	51,010	49,293
Repurchase agreements	53,712	44,779
Subordinated debentures	10,099	10,092
Off-balance-sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	$ 750	$ 1,126